Mineral property, plant and equipment	12 Months Ended
Aug. 31, 2023
Mineral Property Plant And Equipment
Mineral property, plant and equipment

8.	Mineral property, plant and equipment

	Construction in progress	Exploration and evaluation expenditures(5)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment (3)	Other (4)	Total
Cost
As at August 31, 2021	$-	$38,618	$-	$3,279	$954	$82	$42,933
Additions	7,097	1,945	-	3,797	507	61	13,407
Disposals	-	-	-	-	(65)	-	(65)
Transfer from exploration and evaluation assets(3)	40,563	(40,563)	-	-	-	-	-
Reclassification to other long-term asset	(2,421)	-	-	-	-	-	(2,421)
As at August 31, 2022	$45,239	$-	$-	$7,076	$1,396	$143	$53,854
Additions	-	1,864	4,951	9,233	223	213	16,484
Adjustment to reclamation provision	-	-	(2,234)	-	-	-	(2,234)
Transfers(1)	(45,239)	-	38,485	6,754	5	(5)	-
As at August 31, 2023	$-	$1,864	$41,202	$23,063	$1,624	$351	$68,104
Accumulated depreciation
As at August 31, 2021	$-	$-	$-	$1,340	$473	$20	$1,833
Depreciation	-	-	-	226	175	15	416
Disposals	-	-	-	-	(29)	-	(29)
As at August 31, 2022	$-	$-	$-	$1,566	$619	$35	$2,220
Depreciation	-	-	1,261	210	209	145	1,825
Transfers(1)	-	-	(362)	362	-	-	-
As at August 31, 2023	$-	$-	$899	$2,138	$828	$180	$4,045
Net book value
As at August 31, 2022	$45,239	$-	$-	$5,510	$777	$108	$51,634
As at August 31, 2023	$-	$1,864	$40,303	$20,925	$796	$171	$64,059

(1)	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.
(2)	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
(3)	Includes automotive and computer equipment and software.
(4)	Includes automotive, leasehold improvements and right-of-use assets.
(5)	During the year ended August 31, 2022, Buckreef transitioned from an exploration and evaluation asset under IFRS 6, Exploration for and Evaluation of Mineral Resources ("IFRS 6"), to mineral property, plant and equipment under IAS 16, Property, Plant and Equipment ("IAS 16"), following approval of construction decision by the Company's Board of Directors. At the time of transition from an exploration and evaluation asset to mineral property, plant and equipment, the Company completed an impairment test as required by IFRS 6. The impairment test compared the carrying amount of Buckreef to its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. The Company estimated the recoverable amount using a discounted cash flow model. The significant assumptions that impacted the resulting fair value included future gold prices, capital cost estimates, operating cost estimates, estimated reserves and resources and the discount rate. Upon completion of the impairment tests, the Company concluded that there was no impairment.

The continuity of expenditures for exploration and evaluation asset is as follows:

Buckreef

Balance, August 31, 2021	$38,618
Exploration expenditures:
Camp, field supplies and travel	172
License fees and exploration and field overhead	861
Geological consulting and field wages	67
Trenching and drilling	550
Mine design	227
Mining and processing costs	431
Gold sales	(535)
Payments to STAMICO as per Joint Venture agreement	172
Balance, November 30, 2021	$40,563
Reclassification to mineral property, plant and equipment	(40,563)
Balance, August 31, 2022	$-
Exploration expenditures:
Geological consulting	529
Personnel costs	385
Trenching and drilling	921
Others	29
Balance, August 31, 2023	$1,864